S000010795 [Member] Expense Example, No Redemption - S000010795 [Member]	Feb. 28, 2026 USD ($)
C000193108 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 117
Expense Example, No Redemption, 3 Years	408
Expense Example, No Redemption, 5 Years	720
Expense Example, No Redemption, 10 Years	1,607
C000253706 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	251
Expense Example, No Redemption, 5 Years	452
Expense Example, No Redemption, 10 Years	1,030
C000029865 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	662
Expense Example, No Redemption, 3 Years	886
Expense Example, No Redemption, 5 Years	1,128
Expense Example, No Redemption, 10 Years	1,821
C000029867 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	168
Expense Example, No Redemption, 3 Years	562
Expense Example, No Redemption, 5 Years	982
Expense Example, No Redemption, 10 Years	1,956
C000029868 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	251
Expense Example, No Redemption, 5 Years	452
Expense Example, No Redemption, 10 Years	1,030
C000122583 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	59
Expense Example, No Redemption, 3 Years	231
Expense Example, No Redemption, 5 Years	418
Expense Example, No Redemption, 10 Years	958
C000173198 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	54
Expense Example, No Redemption, 3 Years	215
Expense Example, No Redemption, 5 Years	391
Expense Example, No Redemption, 10 Years	$ 899